Property, Plant and Equipment, Net - Schedule of Net Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 123,047	$ 121,986	$ 93,614
Less: accumulated depreciation and depletion	17,752	13,058	7,799
Total property, plant and equipment, net	105,295	108,928	85,815
Machinery, Equipment and Tooling
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	4,809	4,673	4,011
Vehicles
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	953	952	733
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	303	303	206
Plant and Building
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	64,387	64,001	43,785
Real Estate Properties
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	3,504	3,500	2,131
Railroad and Sidings
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	7,920	7,868	7,193
Land and Improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	13,317	12,977	9,132
Asset Retirement Obligation
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	1,135	1,135	1,748
Mineral Properties
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	9,785	9,785	9,734
Deferred Mining Costs
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	417	155
Construction in Progress
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 16,517	$ 16,637	$ 14,941